SCHEDULE OF LOSS PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss per share attributable to ordinary shareholders- basic	$ (0.15)	$ (0.11)	$ (0.09)
Net loss per share attributable to ordinary shareholders - diluted	$ (0.15)	$ (0.11)	$ (0.09)
Weighted average shares used in calculating net loss per share - basic	16,788,342	14,329,371	14,761,546
Weighted average shares used in calculating net loss per share - diluted	16,788,342	14,329,371	14,761,546
Previously Reported [Member]
Net loss per share attributable to ordinary shareholders- basic		$ (0.06)	$ (0.05)
Net loss per share attributable to ordinary shareholders - diluted		$ (0.06)	$ (0.05)
Weighted average shares used in calculating net loss per share - basic		25,280,472	26,042,934
Weighted average shares used in calculating net loss per share - diluted		25,280,472	26,042,934